FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS
Schedule of market value of financial instruments

	2017		2016
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Cash and cash equivalents	2,555,338	2,555,338	5,063,383	5,063,383
Short-term investments	821,518	821,518	1,024,411	1,024,411
Trade accounts receivable	2,798,420	2,798,420	3,576,699	3,576,699
Related parties	51,839	51,839	57,541	57,541
Unrealized gains on derivatives	—	—	12,951	12,951
Judicial deposits	2,051,181	2,051,181	1,861,784	1,861,784
Other current assets	469,737	469,737	668,895	668,895
Other non-current assets	542,973	542,973	447,260	447,260
Liabilities
Trade accounts payable	3,179,954	3,179,954	2,743,818	2,743,818
Loans and Financing	16,461,656	17,102,512	20,417,810	20,716,266
Debentures	47,928	47,928	165,423	165,423
Unrealized losses on financial instruments	1,267	1,267	6,584	6,584
FIDC Obligation	1,135,077	1,135,077	1,007,259	1,007,259
Other current liabilities	625,410	625,410	514,599	514,599
Other non-current liabilities	653,670	653,670	401,582	401,582

Schedule of capital management risk
WACC	between 10% to 13% a year
Net debt/EBITDA	less than or equal to 2.5 times
Net Financial Expenses Coverage Ratio	greater than 5.5 times
Debt/Equity Ratio	less than or equal to 60%

Schedule of maturity of contractual obligations for liquidity risk

	2017
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years

Trade accounts payable	3,179,954	3,179,954	—	—	—
Loans and financings	24,470,750	3,191,793	6,060,186	3,168,144	12,050,627
Debentures	59,128	—	6,528	40,289	12,311
Unrealized losses on financial instruments	1,267	1,267	—	—	—
Obligations with FIDC	1,135,077	—	—	—	1,135,077
Other current liabilities	625,410	625,410	—	—	—
Other non-current liabilities	653,670	—	13,209	—	640,461

	30,125,256	6,998,424	6,079,924	3,208,433	13,838,475

	2016
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years

Trade accounts payable	2,743,818	2,743,818	—	—	—
Loans and financings	29,258,030	5,940,222	4,818,322	8,443,080	10,056,406
Debentures	277,879	—	—	93,488	184,391
Unrealized losses on financial instruments	6,584	6,584	—	—	—
Obligations with FIDC	1,007,259	—	—	—	1,007,259
Other current liabilities	514,599	514,599	—	—	—
Other non-current liabilities	401,582	—	11,081	—	390,501

	34,209,751	9,205,223	4,829,403	8,536,568	11,638,557

Schedule of sensitivity analysis

Assumptions	Percentage of change	2017	2016
Foreign currency sensitivity analysis	5%	129,209	253,294
Interest rate sensitivity analysis	10 bps	54,908	63,416
Sensitivity analysis of changes in prices of products sold	1%	369,176	376,517
Sensitivity analysis of changes in raw material and commodity prices	1%	234,239	228,637
Sensitivity analysis of interest rate and foreign currency swaps	10 bps/5%	6,479	9,870
Sensitivity analysis of NDF (Non Deliverable Forwards)	5%	1,480	15,816

Schedule of financial instruments per category

2017 Assets	Loans and receivables	Assets at fair value with gains and losses recognized in income	Total
Cash and cash equivalents	2,555,338	—	2,555,338
Short-term investments	—	821,518	821,518
Trade accounts receivable	2,798,420	—	2,798,420
Related parties	51,839	—	51,839
Judicial deposits	2,051,181	—	2,051,181
Other current assets	469,737	—	469,737
Other non-current assets	462,735	80,238	542,973

Total	8,389,250	901,756	9,291,006

Financial income	177,466	87,242	264,708

Liabilities	Liabilities at fair value with gains and losses recognized in income	Other financial liabilities at amortized cost	Total
Trade accounts payable	—	3,179,954	3,179,954
Loans and financings	—	16,461,656	16,461,656
Debentures	—	47,928	47,928
FIDC Obligation	—	1,135,077	1,135,077
Other current liabilities	—	625,410	625,410
Other non-current liabilities	—	653,670	653,670
Unrealized losses on financial instruments	1,267	—	1,267

Total	1,267	22,103,695	22,104,962

Financial income (expenses)	(12,503)	(1,395,553)	(1,408,056)

2016 Assets	Loans and receivables	Assets at fair value with gains and losses recognized in income	Assets at fair value with gains and losses recognized in shareholder’s equity	Total
Cash and cash equivalents	5,063,383	—	—	5,063,383
Short-term investments	—	1,024,411	—	1,024,411
Unrealized gains on financial instruments	—	—	12,951	12,951
Trade accounts receivable	3,576,699	—	—	3,576,699
Related parties	57,541	—	—	57,541
Judicial deposits	1,861,784	—	—	1,861,784
Other current assets	668,895	—	—	668,895
Other non-current assets	380,211	67,049	—	447,260

Total	11,608,513	1,091,460	12,951	12,712,924

Financial income	100,150	300,123	—	400,273

Liabilities	Liabilities at fair value with gains and losses recognized in income	Other financial liabilities at amortized cost	Total
Trade accounts payable	—	2,743,818	2,743,818
Loans and financings	—	20,417,810	20,417,810
Debentures	—	165,423	165,423
FIDC Obligation	—	1,007,259	1,007,259
Other current liabilities	—	514,599	514,599
Other non-current liabilities	—	401,582	401,582
Unrealized losses on financial instruments	6,584	—	6,584

Total	6,584	25,250,491	25,257,075

Financial income (expenses)	(58,068)	(1,287,460)	(1,345,528)

Summary of derivative instruments

			Notional value				Amount receivable		Amount payable
Contracts	Position		2017		2016		2017	2016	2017	2016
Forward
Maturity at 2017		purchase in US$	—		US$	84.8 million	—	734	—	(6,584)
Maturity at 2017		sell in US$	—		US$	15.0 million	—	1,823	—	—

Cross currency swap
Maturity in 2017	receivable under the swap	Libor 6M + 2.25%
	payable under the swap	INR 11.02%	—		US$	25.0 million	—	5,684	—	—
Maturity in 2019	receivable under the swap	Libor 6M +2%
	payable under the swap	INR 10.17%	US$	40.0 million	US$	40.0 million	—	4,710	(1,267)	—

Total fair value of financial instruments							—	12,951	(1,267)	(6,584)

Summary of prospective and retrospective tests of derivative financial instruments

	2017	2016
Unrealized gains on financial instruments
Current assets	—	2,557
Non-current assets	—	10,394

	—	12,951

Unrealized losses on financial instruments
Current liabilities	—	(6,584)
Non-current liabilities	(1,267)	—

	(1,267)	(6,584)

	2017	2016
Net Income
Gains on financial instruments	9,666	33,753
Losses on financial instruments	(19,107)	(72,683)

	(9,441)	(38,930)

Other comprehensive income
(Losses) Gains on financial instruments	(11,364)	212

	(11,364)	212

Schedule of financial assets and liabilities measures at fair value on recurring basis

Financial assets and liabilities of the Company, measured at fair value on a recurring basis and subject to disclosure requirements of IFRS 7 as of December 31, 2017, are as follows:

	Fair Value Measurements at Reporting Date Using
			Quoted Prices Active Markets for Identical Assets (Level 1)		Quoted Prices in Non-Active Markets for Similar Assets (Level 2)
	2017	2016	2017	2016	2017	2016

Current assets
Cash and cash equivalents	2,555,338	5,063,383	—	—	2,555,338	5,063,383
Short-term investments - Held for Trading	821,518	1,024,411	238,008	458,639	583,510	565,772
Trade Accounts receivable	2,798,420	3,576,699	—	—	2,798,420	3,576,699
Unrealized gains on financial instruments	—	2,557	—	—	—	2,557
Other current assets	469,737	668,895	—	—	469,737	668,895

Non-current assets
Related parties	51,839	57,541	—	—	51,839	57,541
Unrealized gains on financial instruments	—	10,394	—	—	—	10,394
Judicial deposits	2,051,181	1,861,784	—	—	2,051,181	1,861,784
Other non-current assets	542,973	447,260	—	—	542,973	447,260

	9,291,006	12,712,924	238,008	458,639	9,052,998	12,254,285

Current liabilities
Trade accounts payable	3,179,954	2,743,818	—	—	3,179,954	2,743,818
Short-term debt	2,004,341	4,458,220	—	—	2,004,341	4,458,220
Unrealized losses on financial instruments	—	6,584	—	—	—	6,584
Other current liabilities	625,410	514,599	—	—	625,410	514,599

Non-current liabilities
Long-term debt	14,457,315	15,959,590	—	—	14,457,315	15,959,590
Debentures	47,928	165,423	—	—	47,928	165,423
Unrealized losses on financial instruments	1,267	—	—	—	1,267	—
Obligations with FIDC	1,135,077	1,007,259	—	—	1,135,077	1,007,259
Other non-current liabilities	653,670	401,582	—	—	653,670	401,582

	22,104,962	25,257,075	—	—	22,104,962	25,257,075

Summary of changes in liabilities of cash flow from financing activities

	Balances as of January 1, 2015	Cash transactions		Non cash transactions
		Proceeds/(Repayment) from financing activities	Interest paid on loans and financing	Interest expense on loans and Interest on loans with related parties	Exchange variation, operations with subsidiaries and associate company and others	Balances as of December 31, 2015
Related parties, net	(80,920)	30,126	—	(2,712)	—	(53,506)
Debt, Debentures and Losses/Gains on financial instruments, net	19,488,733	(1,985,603)	(946,041)	1,471,526	8,388,641	26,417,256

	Balances as of December 31, 2015	Cash transactions		Non cash transactions
		Proceeds/(Repayment) from financing activities	Interest paid on loans and financing	Interest expense on loans and Interest on loans with related parties	Exchange variation, operations with subsidiaries and associate company and others	Balances as of December 31, 2016
Related parties, net	(53,506)	(6,492)	—	2,457	—	(57,541)
Debt, Debentures and Losses/Gains on financial instruments, net	26,417,256	(2,150,035)	(1,240,165)	1,540,797	(3,990,987)	20,576,866

	Balances as of December 31, 2016	Cash transactions		Non cash transactions
		Proceeds/(Repayment) from financing activities	Interest paid on loans and financing	Interest expense on loans and Interest on loans with related parties	Exchange variation, operations with subsidiaries and associate company and others	Balances as of December 31, 2017
Related parties, net	(57,541)	5,797	—	(95)	—	(51,839)
Debt, Debentures and Losses/Gains on financial instruments, net	20,576,866	(3,975,541)	(1,330,116)	1,323,448	(83,806)	16,510,851